Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Year(s) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (1) (2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1) (2) (e)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (f)	Net Income (g)
2024	$816,958	$862,230	$467,588	$496,953	$85.65	$20,569,000
2023	609,845	597,615	378,569	358,052	25.41	15,060,000
2022	732,407	796,959	439,154	481,899	34.38	25,048,000

Notes:

(1)	For all fiscal years, the PEO is Carissa L. Rodeheaver and the Non-PEO named executive officers are Robert L. Fisher, II and Jason B. Rush.

(2)	The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table (“SCT”), adjusted as follows:
				2024	2023	2022
	2024 PEO	2023 PEO	2022 PEO	Non-PEO (Average)	Non-PEO (Average)	Non-PEO (Average)
SCT Total Comp	$816,958	$609,845	$732,407	$467,588	$378,569	$439,154
Subtract: Grant date fair value of equity awards granted during the covered year	(128,990)	(125,606)	(121,948)	(57,418)	(56,306)	(53,854)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	195,282	161,796	109,490	86,904	72,505	48,339
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	68,717	20,539	25,673	30,396	8,851	16,977
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	0	0	0	0	0	0
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	(89,737)	(68,959)	51,337	(30,517)	(45,567)	31,283
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	0	0	0	0	0	0
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	0	0	0	0	0	0
Compensation Actually Paid	$862,230	$597,615	$796,959	$496,953	$358,052	$481,899

Named Executive Officers, Footnote
(1)	For all fiscal years, the PEO is Carissa L. Rodeheaver and the Non-PEO named executive officers are Robert L. Fisher, II and Jason B. Rush.

PEO Total Compensation Amount	$ 816,958	$ 609,845	$ 732,407
PEO Actually Paid Compensation Amount	$ 862,230	597,615	796,959
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table (“SCT”), adjusted as follows:
				2024	2023	2022
	2024 PEO	2023 PEO	2022 PEO	Non-PEO (Average)	Non-PEO (Average)	Non-PEO (Average)
SCT Total Comp	$816,958	$609,845	$732,407	$467,588	$378,569	$439,154
Subtract: Grant date fair value of equity awards granted during the covered year	(128,990)	(125,606)	(121,948)	(57,418)	(56,306)	(53,854)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	195,282	161,796	109,490	86,904	72,505	48,339
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	68,717	20,539	25,673	30,396	8,851	16,977
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	0	0	0	0	0	0
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	(89,737)	(68,959)	51,337	(30,517)	(45,567)	31,283
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	0	0	0	0	0	0
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	0	0	0	0	0	0
Compensation Actually Paid	$862,230	$597,615	$796,959	$496,953	$358,052	$481,899

Non-PEO NEO Average Total Compensation Amount	$ 467,588	378,569	439,154
Non-PEO NEO Average Compensation Actually Paid Amount	$ 496,953	358,052	481,899
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table (“SCT”), adjusted as follows:
				2024	2023	2022
	2024 PEO	2023 PEO	2022 PEO	Non-PEO (Average)	Non-PEO (Average)	Non-PEO (Average)
SCT Total Comp	$816,958	$609,845	$732,407	$467,588	$378,569	$439,154
Subtract: Grant date fair value of equity awards granted during the covered year	(128,990)	(125,606)	(121,948)	(57,418)	(56,306)	(53,854)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	195,282	161,796	109,490	86,904	72,505	48,339
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	68,717	20,539	25,673	30,396	8,851	16,977
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	0	0	0	0	0	0
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	(89,737)	(68,959)	51,337	(30,517)	(45,567)	31,283
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	0	0	0	0	0	0
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	0	0	0	0	0	0
Compensation Actually Paid	$862,230	$597,615	$796,959	$496,953	$358,052	$481,899

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 85.65	25.41	34.38
Net Income (Loss)	$ 20,569,000	15,060,000	25,048,000
PEO Name	Carissa L. Rodeheaver
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (128,990)	(125,606)	(121,948)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,282	161,796	109,490
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,717	20,539	25,673
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,737)	(68,959)	51,337
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value At End Of prior Year Of Equity Awards Granted In Prior Years That Failed To Vest (Forfeited) In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,418)	(56,306)	(53,854)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,904	72,505	48,339
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,396	8,851	16,977
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,517)	(45,567)	31,283
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Fair Value At End Of prior Year Of Equity Awards Granted In Prior Years That Failed To Vest (Forfeited) In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0